   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 11, 2016.

                                                             FILE NO. 333-151805

                                                                       811-10559

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 25                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 97                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 547-5000

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 STATE STREET
                        SPRINGFIELD, MASSACHUSETTS 01111

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on October 24, 2016 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The Prospectuses and Statements of Additional Information (including financial statements) are incorporated in Part A and B respectively of this Post-Effective Amendment No. 25, by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 333-151805), as filed on April 29, 2016.

A supplement dated October 24, 2016 to the Prospectuses is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 25 does not supersede Post-Effective Amendment No. 24 filed on April 29, 2016.

                                     PART A

           HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042       HV-5795 - PremierSOLUTIONS Standard (Series A)

333-72042       HV-6775 - PremierSOLUTIONS Cornerstone (Series II)

333-72042       HV-6779 - PremierSOLUTIONS Standard (Series A-II)


333-151805      HV-6776 - Premier Innovations(SM)

333-151805      HV-6777 - Hartford 403(b) Cornerstone Innovations

333-151805      HV-6778 - Premier Innovations(SM) (Series II)



              -------------------------
            SUPPLEMENT DATED OCTOBER 24, 2016 TO YOUR PROSPECTUS

1.   FUND ADD

     COLUMBIA LARGE CAP GROWTH FUND III - CLASS A

     Effective on or about October 28, 2016, the following information is added to your Prospectus:

     ON THE COVER PAGE, COLUMBIA LARGE CAP GROWTH FUND III -- CLASS A IS ADDED ALPHABETICALLY TO THE LIST OF UNDERLYING FUNDS.

     IN THE SECTION ENTITLED, "THE FUNDS", THE FOLLOWING INFORMATION IS ADDED ALPHABETICALLY UNDER "RETAIL MUTUAL FUNDS":

    --------------------------------------------------------------------------------------
                                       INVESTMENT OBJECTIVE           INVESTMENT ADVISER/
      SUB-ACCOUNT                             SUMMARY                     SUB-ADVISER
    --------------------------------------------------------------------------------------
      Columbia Large Cap Growth     Seeks long-term growth of     Columbia Management
      Fund III - Class A            capital.                      Investment Advisers, LLC

    --------------------------------------------------------------------------------------

     THE FOLLOWING LANGUAGE IS ADDED AS THE LAST SENTENCE OF THE INTRODUCTION TO THE "ACCUMULATION UNIT VALUES" TABLES:

     There is no information for the Columbia Large Cap Growth Fund III because as of December 31, 2015, the Sub-Account had not commenced operation.

2.   FUND MERGER

     COLUMBIA LARGE CAP GROWTH FUND III - CLASS A

     In December 2015, the Board of Trustees (the "Board") of the Columbia Large Cap Growth Fund II and Columbia Large Cap Growth Fund V approved an Agreement and Plan of Reorganization (each, an "Agreement") on behalf of each Fund to merge with and into Columbia Large Cap Growth Fund. Shareholder approval of each Agreement was required and earlier this year each Fund began soliciting shareholders in connection with the proposed mergers. Although, in each case, a significant majority of votes that were cast were in favor of each proposed merger, an insufficient number of outstanding shares were voted to meet the requirements constituting approval by a "majority" of outstanding voting shares, as defined in the Investment Company Act of 1940, as amended. As a result, the Board has determined to take a different course of action and cancel the previously announced adjourned Joint Special Meeting of Shareholders scheduled for November 29, 2016.

     At a meeting held on September 12-14, 2016, the Board, having determined that a reorganization of the Funds was still in the best interest of each Fund's shareholders, voted to approve a new Agreement and Plan of Reorganization (the "Reorganization") to merge Columbia Large Cap Growth Fund II and Columbia Large Cap Growth Fund V (each, a "Merging Fund") with and into Columbia Large Cap Growth Fund III (the "Acquiring Fund"). Shareholder approval of the Mergers are not required. Shareholders of each Merging Fund will receive shares of the Acquiring Fund. The Reorganization is expected to occur on or about October 28, 2016 ("Closing Date").

     As a result of the Reorganization, if any of your Participant Account value is allocated to a Merging Fund Sub-Account, that amount will be merged into the Acquiring Fund Sub-Account. If any portion of your future Contribution is allocated to a Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the Closing Date, any transaction that includes an allocation to a Merging Fund Sub-Account will be allocated automatically to the Acquiring Fund Sub-Account.

     Prior to the date of the Reorganization, you are permitted to make one special transfer of all your Participant Account invested in a Merging Fund Sub-Account to other available Sub-Accounts. This one special transfer will not be counted toward any limitations on transfers under your Contract.

     Participants who are automatically transferred to the Acquiring Fund Sub-Account as a result of the Reorganization will be permitted to make one special transfer out of the Acquiring Fund Sub-Account to other available Sub-Accounts until 60 days after the date of the Reorganization. This one special transfer will not be counted toward any limitations on transfers under your Contract.

     Effective as of the Closing Date, unless you direct us otherwise, if you are enrolled in any Dollar Cost Averaging Program, Asset Rebalancing Program or other administrative program that includes transfers of Participant Account value or allocation to a Merging Fund Sub-Account, your enrollment will terminate automatically.

     Effective as of the Closing Date, all references and information contained in the Prospectus for your Contract related to a Merging Fund are deleted and replaced with the Acquiring Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)    (1)    All 2015 financial statements are included in Part A and Part B of the Registration Statement.
       (2)    Hartford Life Insurance Company Separate Account Eleven 2014
              financial statements.(1)
(b)    (1)    (a)   Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account.(2)
              (b)   Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account.(2)
       (2)    Not applicable.
       (3)    (a)   Principal Underwriter Agreement.(3)
              (b)   Form of Sales Agreement.(3)
       (4)    Form of Group Variable Annuity Contract.(2)
       (5)    Form of the Application.(2)
       (6)    (a)   Articles of Incorporation of Hartford.(2)
              (b)   Amended and Restated Bylaws of Hartford.(4)
       (7)    Reinsurance Agreement.(3)
       (8)    Fund Participation Agreements and Amendments
              (a)   Fred Alger & Company, Incorporated (5)
              (b)   Alliance Fund Distributors, Inc. (5)
              (c)   American Century Investment Services, Inc. (5)
                    (i)  Amendment No. 10. (8)
              (d)   American Funds Distributors, Inc. (5)
              (e)   Ave Maria -- distributed by Ultimus Fund Distributors,
                    LLC (5)
                    (i)  Amendment dated 4-1-14. (7)
              (f)   BlackRock Distributors, Inc. (Includes LifePath) (5)
                    (i)  Amendment dated 11-23-15.
              (g)   BMO -- distributed by Grand Distribution Services, LLC (5)
              (h)   Calamos Financial Services LLC (5)
              (i)   Calvert Distributors, Inc. (5)
              (j)   Columbia Funds Distributor, Inc. (5)
                    (i)  Amendment dated 4-23-10. (8)
                    (ii) Amendment dated 12-30-13. (8)
              (k)   Davis Distributors, LLC (5)
              (l)   Delaware Distributors, L.P. (5)
                    (i)  Amendment No. 1. (8)
              (m)   Domini -- distributed by DSIL Investment Services LLC (5)
              (n)   Dreyfus Services Corporation (5)
              (o)   DWS -- distributed by Scudder Investments Service Company
                    (5)
              (p)   Eaton Vance Distributors, Inc. (5)
              (q)   Federated Securities Corporation (5)
              (r)   Fidelity Distributors Corporation (5)
                    (i)  Amendment No. 8.
              (s)   Franklin/Templeton Distributors, Inc. (Mutual Series) (5)
                    (i)  Amendment Nos. 1 and 2. (8)
              (t)   Franklin/Templeton Distributors, Inc. (Strategic Series) (5)
                    (i)  Amendment Nos. 1 through 5. (8)

              (u)   Franklin/Templeton Distributors, Inc. (Templeton Series) (5)
              (v)   Frost -- distributed by SEI Investments Distribution Co. (5)
              (w)   Goldman, Sachs & Co. (5)
              (x) Hartford Investment Financial Services Company (Retail Funds) (5)
              (y) Hartford Securities Distribution Company, Inc. (Insurance Funds) (5)
                    (i)  Amendment Nos. 1 and 2. (8)
              (z)   HIMCO Distribution Services Company. (7)
              (aa)  IMST Distributors, LLC (Oak Ridge) (7)
              (bb)  Invesco Distributors, Inc. (5)
                    (i)  Amendment dated 1-22-04. (8)
              (cc)  Ivy Funds Distributor, Inc. (5)
              (dd)  Janus Distributors, Inc. (Includes Perkins) (5)
              (ee)  JPMorgan Distribution Services, Inc. (5)
                    (i)  Amendment dated 12-19-14. (7)
              (ff)  Legg Mason Wood Walker, Incorporated (5)
              (gg)  LKCM -- distributed by Quasar Distributors, LLC (5)
              (hh) Loomis Sayles -- distributed by IXIS Asset Management Distributors, L.P. (5)
              (ii)  Lord Abbett Distributor LLC (5)
                    (i)  Amendment No. 4. (8)
                    (ii) Amendment No. 5.
              (jj)  Managers Distributors, Inc. (5)
              (kk)  MFS Fund Distributors, Inc. (Includes Massachusetts) (5)
                    (i)  Amendment Nos. 8, 9 and 10. (7)
              (lll) MML Distributors, LLC. (6)
              (mm)  Munder -- distributed by Funds Distributor, Inc. (5)
                    (i)  Amendment No. 1. (Victory Funds) (7)
                    (ii) Amendment No. 5. (Victory Funds) (7)
                    (iii)Amendment dated 6-28-11. (8)
                    (iv) Amendment dated 8-27-14. (8)
              (nn)  Neuberger & Berman Management Incorporated (5)
                    (i)  Amendment dated 9-12-12. (8)
              (oo)  Nuveen Investments, LLC (5)
              (pp)  OppenheimerFunds Distributor, Inc. (5)
                    (i)  Amendment No. 2 (8)
                    (ii) Amendment dated 12-31-12. (8)
              (qq)  PIMCO Funds Distributor LLC (Includes Allianz) (5)
                    (i)  Amendment No. 2. (8)
              (rr)  Pioneer Funds Distributor, Inc. (5)
              (ss)  Prudential Investment Management Services LLC (5)
                    (i)  Amendment No. 4. (8)
              (tt)  Putnam Mutual Funds Corp. (5)
                    (i)  Amendment Nos. 7 through 10. (8)
              (uu)  RidgeWorth Distributors LLC (5)
              (vv)  Royce Fund Services, Inc. (5)
                    (i)  Amendment dated 10-31-07. (7)
                    (ii) Amendment Nos. 2 and 3. (7)
              (ww)  Russell Financial Services, Inc. (5)
                    (i)  Amendment dated 12-1-14. (7)
              (xx)  T. Rowe Price Investment Services, Inc. (5)
              (yy)  Teachers Personal Investor Services, Inc. (5)
              (zz)  Thornburg Securities Corp. (5)
                    (i)  Amendment dated 9-6-06. (7)
                    (ii) Amendment dated 3-13-07. (7)
                    (iii)Amendment No. 5. (7)
                    (iv) Amendment dated 1-18-13. (7)
                    (v)  Amendment dated 7-1-14. (7)
              (aaa) Timothy Partners, Ltd. (5)

              (bbb) UBS -- distributed by Brinson Advisors, Inc. (5)
              (ccc) Victory Retail Service Agreement and Amendments. (8)
              (ddd) Wells Fargo Funds Distributor, LLC (5)
                    (i)  Amendment Nos. 1 and 2. (6)
       (9) Opinion and Consent of Christopher M. Grinnell, Vice President & Assistant General Counsel, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Hartford Life Insurance Company Separate Account 11.
       (10)   (a) Consent of Deloitte & Touche LLP.
              (b) Consent of Deloitte & Touche LLP.
              (c) Consent of KPMG LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement File No. 333-151805, filed on April 28, 2015.

(2) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(3) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement File No. 33-59541, filed on April 22, 2013.

(4) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

(5) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement File No. 333-151805, filed on April 23, 2012.

(6) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement File No. 333-151805, filed on April 25, 2014.

(7) Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement File No. 333-151805, filed on April 28, 2015.

(8) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement File No. 333-151805, filed on September 22, 2015.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------------------
Thomas E. Bartell                    Vice President
Ellen T. Below                       Vice President
John B. Brady                        Actuary, Vice President
Kathleen M. Bromage                  Senior Vice President
Michael R. Chesman                   Senior Vice President, Director of Taxes
Robert A. Cornell                    Actuary, Vice President
Christopher S. Conner                Chief Compliance Officer of Separate Accounts
Michael R. Hazel                     Vice President, Controller
Donna R. Jarvis                      Actuary, Vice President
Brion S. Johnson                     President, Chairman of the Board, Director*
Aidan Kidney                         Vice President
Diane Krajewski                      Vice President
David R. Kryzanski                   Vice President
Lisa S. Levin                        Corporate Secretary
Craig D. Morrow                      Appointed Actuary, Vice President
Robert W. Paiano                     Treasurer, Senior Vice President, Director*
Matthew J. Poznar                    Senior Vice President, Director*
Lisa M. Proch                        Chief Compliance Officer of Talcott Resolution, Vice President, Assistant General Counsel
David G. Robinson                    Executive Vice President, General Counsel
Peter F. Sannizzaro                  Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa                   Vice President

----------

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

*   Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement File No. 333-72042, filed on April 29, 2016.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of September 1, 2016, there were 2,157 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) MMLD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve
    (b) Officers and Member Representatives of MML Distributors, LLC

                                             POSITIONS AND OFFICES                 PRINCIPAL BUSINESS
NAME                                            WITH UNDERWRITER                        ADDRESS
-----------------------------------------------------------------------------------------------------------
Stephen Alibozek                     Entity Contracting Officer                            *
Edward K. Duch III                   Assistant Secretary                                   *
Michael Fanning                      Member Representative                                 *
Bruce C. Frisbie                     Assistant Treasurer                                   *
Brian Haendiges                      Vice President                                        **
H. Bradford Hoffman                  Chief Risk Officer                                    *
Kevin LaComb                         Assistant Treasurer                                   *
Mario Morton                         Registration Manager                                  *
Todd Picken                          Assistant Treasurer                                   *
Robert S. Rosenthal                  Chief Legal Officer                                   *
                                     Vice President
                                     Secretary
Nathan L. Hall                       Chief Financial Officer                               **
                                     Treasurer
Barbara Upton                        Chief Compliance Officer                              **
                                     Assistant Vice President
                                     Continuing Education Officer
Donna Watson                         Assistant Treasurer                                   **
Eric Wietsma                         Chief Executive Officer                               **
                                     President

------------

*   Address: 1295 State Street, Springfield, MA 01111-0001

**  Address: 100 Bright Meadow Blvd., Enfield, CT 06082
ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company, as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 11th day of October, 2016.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    Brion S. Johnson                     *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       Brion S. Johnson                            Sadie R. Gordon
       President and Chairman of the Board*        Attorney-In-Fact


HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Brion S. Johnson
       -----------------------------------
       Brion S. Johnson
       President and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Brion S. Johnson, President, Chairman of the Board, Director*
Matthew J. Poznar, Senior Vice President, Director*                        *By:      /s/ Sadie R. Gordon
                                                                                     -----------------------------------------
Robert W. Paiano, Senior Vice President, Treasurer, Director*                        Sadie R. Gordon
Peter F. Sannizzaro, Chief Accounting Officer,                                       Attorney-in-Fact
 Chief Financial Officer, Senior Vice President*                           Date:     October 11, 2016

333-151805

                                 EXHIBIT INDEX

 (9) Opinion and Consent of Christopher M. Grinnell, Vice President & Assistant General Counsel, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Hartford Life Insurance Company Separate Account 11.
 (10)                  (a) Consent of Deloitte & Touche LLP.
                       (b) Consent of Deloitte & Touche LLP.
                       (c) Consent of KPMG LLP.
 (99)                  Copy of Power of Attorney.